                                                              SEMI-ANNUAL REPORT

          Green Century Balanced Fund Green Century Equity Fund January 31, 1999

     An Investment For Your Future. 29 Temple Place, Boston, Massachusetts 02111

For information on the Green Century Funds(R), call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 9:00 am to 5:00 pm Eastern Time, Monday through Friday. For share price and account information, call 1-800-221-5519, twenty-four hours a day.
--------------------------------------------------------------------------------
          Dear Green Century Funds Shareholder:

          The Green Century Funds were founded by a partnership of environmental advocacy organizations in 1991. Since, our mission has been to seek solid financial returns for environmentally conscious investors while promoting greater corporate environmental accountability. We are pleased to report to our shareholders our progress toward these goals.
          The Green Century Equity Fund delivered solid returns during calendar year 1998,* exceeding the one-, three- and five-year averages for growth funds as tracked by Lipper Analytical Services ("Lipper") for the periods ended December 31, 1998./1/ The Green Century Equity Fund also earned Morningstar's highest rating--5 stars--for its overall risk adjusted performance. The Fund was ranked among 2,802 domestic equity funds for the three-years ended December 31, 1998./2/
          The Green Century Balanced Fund's 1998 calendar year returns were disappointing.* The portfolio manager analysis of the Balanced Fund's 1998 performance is included on page two of this Semi-Annual Report.

          The Green Century Equity Fund's total one-year return for the period ended December 31, 1998 was 32.32%, outdistancing the return for the Standard and Poor's 500 Index (the "S&P 500")/3/ of 28.58% and well-above the 22.91% average total return of growth funds tracked by Lipper as of the same date. As of December 31, 1998 the three-year average annual return of the Green Century Equity Fund was 29.61%, exceeding both the three-year average annual return of 28.23% of the S&P 500 and the 22.26% average annual total return of growth funds tracked by Lipper. The five-year average annual total return of the Equity Fund as of December 31, 1998 was 23.79%,/4/ behind the S&P 500's 24.06% but beating the average annual return of growth funds tracked by Lipper of 18.66% for the same period. Since inception on June 3, 1991, the average annual total return for the Green Century Equity Fund was 18.80% as of December 31, 1998./4/
          As of January 31, 1999, the Green Century Equity Fund's one-, three-, five-year and since inception average annual returns rose to 37.69%, 30.93%, 24.64% and 19.49% respectively; beating the average annual returns of growth funds tracked by Lipper for the one-, three-, and five-year periods and those of the one- and three-year average annual returns of the S&P 500 for the periods ended January 31, 1999.
          The Green Century Equity Fund invests primarily in a portfolio of 400 companies that comprise the Domini Social Index, a broadly diversified portfolio which excludes companies with the worst environmental and social records. As of January 31, 1999, 99.70% of the net assets of the Fund were invested in the stocks of the 400 companies. Relative to the unscreened market indices such as the S&P 500, the Green Century Equity Fund benefitted from its overexposure to the telecommunications and computer industries

*The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

and its underexposure to international oil during the six months ended January 31, 1999. During the same period, the Funds' performance was hurt by its underexposure to the pharmaceutical and liquor industries and its overexposure to the non-alcoholic beverage industry.

          The Green Century Balanced Fund's total return for the one-year ended December 31, 1998, was -10.10%; the average total return of balanced funds tracked by Lipper was 13.50% for the same period./5/ As of December 31, 1998, the three- and five-year average annual total returns of the Balanced Fund were 10.18% and 8.65%, respectively, as compared to the three- and five-year average total returns of balanced funds tracked by Lipper of 15.80% and 13.84% as of the same date. Since inception on March 18, 1992, the Green Century Balanced Fund's average annual total return was 7.01%.
          As of January 31, 1999 the Green Century Balanced Fund's one-year return was -7.59%. The Fund's three-, five-year and since inception average annual returns were 11.38%, 8.94% and 7.38% respectively.
          The Green Century Balanced Fund invests primarily in the stocks and bonds of companies that have clean environmental track records, many of which also make positive environmental contributions. Despite a strong showing in the first quarter ended March 31, 1998, the Green Century Balanced Fund underperformed during calendar year 1998. According to the Fund's Portfolio Manager, Jack Robinson, one of the reasons that the Balanced Fund lagged was that the Fund is primarily invested in smaller companies; a sector of the market where Mr. Robinson has found what he considers attractively priced environmentally responsible growth companies. However, the universe of small- to medium-sized companies suffered in 1998, declining sharply from their high in mid-April. For example, the stocks of small companies, as represented by the Russell 2000,/6/ were down -2.5% for the twelve months ended December 31, 1998 as compared to the 28.6% return of the S&P 500 for the same time period.
          In Mr. Robinson's experience, environmentally distinguished companies tend to have more modest market capitalizations. However, investing in the securities of small companies involves greater risk than investing in the securities of large companies. Small companies may lack the management experience, financial resources and product diversification of large companies. In addition, the frequency and volume of trading in their stock may be substantially less than that of larger companies. Therefore, the securities of small companies may be subject to wider and more erratic price fluctuations.
          While Green Century Capital Management cannot forecast future performance, Mr. Robinson is optimistic about the Balanced Fund's portfolio. "I believe the Green Century Balanced Fund holds excellent high-growth companies which offer potential for significant earnings," stated Robinson.
          Guided by the belief that environmentally sound practices may give businesses a competitive edge over the long-term, Mr. Robinson aggressively seeks innovative companies he believes are contributing to a safer and cleaner environment. The Balanced Fund also invests in those companies that have minimized their adverse impact on the environment and those companies Green Century believes are "best in class" companies that are setting standards for environmental protection in their industries. Holdings in the Balanced Fund include Vestas Wind Systems,/7/ the leading manufacturer of wind turbines, and Ionics, Inc.,/7/ a company which supplies water treatment and purification systems that remove toxic contaminants from industrial wastewater.

          Shareholder advocacy is critical to the Green Century Funds mission of promoting greater corporate environmental responsibility. Using the collective leverage of Green Century Funds' shareholders, the Funds hold companies accountable for the impact of their actions on the environment.
          In concert with a national public education campaign launched by Green Century's founders, the Public Interest Research Groups (PIRGs), Green Century Capital Management shareholder advocacy has focused for the past several months on efforts to preserve the Coastal Plain of the Arctic National Wildlife Refuge from oil drilling. The Coastal Plain is the biological heart of the Refuge. It is the only conservation area in the nation that provides a complete range of Arctic ecosystems balanced with a wide variety of wildlife including large populations of caribou, muskoxen, brown, black and polar bears, wolves, Dall sheep, snow geese and thousands of other migratory birds. The 125-mile long Coastal Plain is the only section of Alaska's 1100-mile long North Slope not open for oil drilling.
          The Green Century Equity Fund, on behalf of the Domini Social Index, the portfolio in which the Equity fund invests substantially all of its investable assets, filed a shareholder resolution with Atlantic Richfield Company (ARCO)/7/ in November of 1998. The resolution presses ARCO to unconditionally cancel any future plans for oil drilling in the Arctic National Wildlife Refuge and immediately stop the expenditure of any corporate funds targeted to achieve this objective.
          In January, Green Century Capital Management staff met with representatives from ARCO at the Company's corporate headquarters in Los Angeles. Environmental advocates from U.S.PIRG and the National Environmental Law Center attended the meeting as well. As of this writing, the resolution will be voted on by ARCO shareholders at the Company's annual meeting on Monday, May 3, 1999. We'll continue to report on our progress with ARCO in future shareholder updates.
          In sum, the past year has offered its share of challenges and milestones for the Green Century Funds. While the Balanced Fund's performance suffered, the portfolio manager is optimistic about the future of the environmentally responsible small-cap companies held by the Balanced Fund. The Green Century Equity Fund delivered solid returns and received recognition from Morningstar. The Funds also deepened their commitment to environmental corporate responsibility and joined the fight to preserve the Arctic National Wildlife Refuge.
          Thank you for your commitment to environmentally responsible investing and your investment in the Green Century Funds.

          Respectfully,

          The Green Century Funds

/1/ Lipper Analytical Services, Inc. is a respected mutual fund ranking service. The Lipper growth fund category of mutual funds includes funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indices.
/2/ Morningstar ratings are subject to change each month and are calculated from the Fund's three-year average returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects Fund performance below 90-day Treasury bill returns. The top 10% of funds in an investment category receive five stars. The Fund has not been rated for the five-years ended December 31, 1998. The Fund was included in the large-blend mutual fund category.
/3/ The S&P 500 is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic stocks.
/4/ The Green Century Equity Fund, which commenced investment operations in September, 1995, invests all of its assets in an existing separate registered investment company which has the same investment objective as the Fund (the "Index Portfolio"). Consistent with regulatory guidance, the performance for the period prior to the Fund's inception reflects the performance of the Index Portfolio adjusted to reflect the deduction of the charges and expenses of the Fund.
/5/ The Lipper balanced fund category of mutual funds includes funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.
/6/ The Russell 2000 is an index of the smallest 2000 companies in the Russell 3000 Index, as ranked by total market capitalizations. The Russell 2000 is widely regarded in the industry to accurately capture the universe of small-cap stocks.
/7/ As of January 31, 1999, Vestas Wind Systems composed 1.63% of the portfolio of the Green Century Balanced Fund and Ionics, Inc. composed 2.18% of the portfolio of the Balanced Fund. As of the same date, ARCO comprised 0.32% of the Index Portfolio in which the Equity Fund invests. The holdings of the Balanced Fund and Equity Fund may change due to ongoing management of the Funds. References to specific investments should not be construed as a recommendation of the security by the Funds, the advisor or the distributor.

This material must be preceded or accompanied by a current prospectus.
Distributor: Sunstone Distribution Services, LLC, 3/99

                          GREEN CENTURY BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                                January 31, 1999
                                  (unaudited)
COMMON STOCKS--71.7%

                                                           SHARES     VALUE
Communications--12.9%
Entercom Communications
 Corp. (b)................................................   1,000 $    31,000
General Motors Corp., Class H (Hughes Electronics) (b)....   3,500     172,375
Medialink Worldwide, Inc. (b).............................  10,000     165,000
MCI Worldcom, Inc. (b)....................................   2,000     159,500
NTN Communications, Inc. (b).............................. 250,000     406,250
Orbital Sciences Corp. (b)................................  20,000     802,500
Sprint Corp...............................................   2,000     167,750
Time Warner, Inc..........................................     200      12,500
                                                                   -----------
                                                                     1,916,875
                                                                   -----------
Pharmaceuticals--12.9%
Elan Corp. PLC ADR (b)(c).................................   6,000     405,000
MGI Pharma, Inc. (b)......................................  12,000     134,250
Sepracor, Inc. (b)........................................  12,000   1,377,000
                                                                   -----------
                                                                     1,916,250
                                                                   -----------
Environmental Products & Services--12.9%
Galileo Corp. (b)......................................... 110,000     618,750
Hi-Rise Recycling Systems,
 Inc. (b)................................................. 122,000     320,250
Ionics, Inc. (b)..........................................  10,000     323,750
KTI, Inc. (b).............................................  25,000     553,125
Thermo Trilogy Corp. (b)(e)...............................  12,000      99,000
                                                                   -----------
                                                                     1,914,875
                                                                   -----------
Technology--11.9%
American Power Conversion Corp. (b).......................  10,000     511,250
Data Dimensions, Inc. (b).................................  40,000     322,500
Documentum, Inc. (b)......................................  10,000     233,125
Intel Corp................................................     200      28,188
Project Software & Development, Inc. (b)..................  15,000     380,625
Texas Instruments.........................................   3,000     296,625
                                                                   -----------
                                                                     1,772,313
                                                                   -----------
Natural Foods & Nutraceuticals--6.0%
Horizon Organic Holding
 Corp. (b)................................................   5,000      78,750
NBTY, Inc. (b)............................................  25,000     146,875
Rexall Sundown, Inc. (b)..................................  25,000     343,750
Whole Foods Market, Inc. (b)..............................  10,000     320,625
                                                                   -----------
                                                                       890,000
                                                                   -----------

                                                           SHARES      VALUE
Financial Services--4.3%
21st Century Holding Co. (b).............................   15,000  $   106,875
American International
 Group, Inc..............................................      150       15,441
Banco Latinoamericano de Exportaciones, S.A.--
 E shares (c)............................................   12,000      261,750
Conning Corp.............................................   15,000      258,750
                                                                    -----------
                                                                        642,816
                                                                    -----------
Health Services & Hospital Supplies--3.5%
PSS World Medical Inc. (b)...............................   20,000      312,500
Thermo Bioanalysis Corp. (b).............................   12,000      213,000
                                                                    -----------
                                                                        525,500
                                                                    -----------
Mining--3.2%
Stillwater Mining Co. (b)................................   18,000      472,500
                                                                    -----------
Renewable Energy--2.1%
AstroPower, Inc. (b).....................................    5,000       62,812
Vestas Wind Systems
 A/S (b)(c)..............................................    4,000      241,853
                                                                    -----------
                                                                        304,665
                                                                    -----------
Commercial Products & Services--1.0%
Bright Horizons, Inc. (b)................................    5,751      155,277
                                                                    -----------
Retail--1.0%
Garden Fresh Restaurant
 Corp. (b)...............................................   10,000      145,000
                                                                    -----------
Paper & Forest Products--0.0%
Champion International Corp. ............................      100        3,506
                                                                    -----------
Total Common Stocks
 (Cost $9,617,325).......................................            10,659,577
                                                                    -----------
CORPORATE BONDS & NOTES--23.9%

                                                          PRINCIPAL
                                                           AMOUNT
Communications--11.1%
GST USA, Inc.
 0%, due 12/15/05 (f).................................... $300,000  $   220,500
Level 3 Communications
 9.125%, due 5/01/08.....................................  300,000      299,250
Nextel Communications
 0%, due 8/15/04 (f).....................................  300,000      304,875
PSINet Inc.
 11.50%, due 11/01/08 (d)................................  300,000      324,750

                          GREEN CENTURY BALANCED FUND
                     PORTFOLIO OF INVESTMENTS--(concluded)

                                January 31, 1999
                                  (unaudited)

                                                           PRINCIPAL
                                                            AMOUNT      VALUE
Communications--(continued)
Verio Inc.
 11.25%, due 12/01/08 (d)................................. $300,000  $   322,500
Winstar Communications, Inc.
 0%, due 10/15/05 (f).....................................  250,000      180,000
                                                                     -----------
                                                                       1,651,875
                                                                     -----------
Consumer Goods & Services--5.5%
Frank's Nursery & Crafts
 10.25%, due 3/01/08......................................  200,000      198,000
Kindercare Learning Centers
 9.50%, due 2/15/09.......................................  250,000      251,250
Nebraska Book Company
 8.75%, due 2/15/08.......................................  200,000      193,000
Nebraska Book Company
 0%, due 2/15/09..........................................  300,000      180,750
                                                                     -----------
                                                                         823,000
                                                                     -----------
Food & Beverage--4.6%
Homeland Stores, Inc.
 10.00%, due 8/01/03......................................  250,000      223,750
Sparkling Spring Water
 11.50%, due 11/15/07.....................................  250,000      214,375
Specialty Foods Corp.
 10.25%, due 8/15/01......................................  250,000      243,750
                                                                     -----------
                                                                         681,875
                                                                     -----------
Energy--1.8%
Calpine Corp.
 8.75%, due 07/15/07......................................  250,000      261,250
                                                                     -----------
Environmental Services--0.9%
ICF Kaiser International
 13.00%, due 12/31/03.....................................  200,000      131,000
                                                                     -----------
Total Corporate Bonds and Notes (Cost $3,587,761).........             3,549,000
                                                                     -----------

SHORT-TERM OBLIGATIONS--4.0%

                         VALUE
Repurchase Agreements
Salomon Brothers,
 4.00%, dated
 1/29/99, due
 2/01/99, proceeds
 $598,945
 (collateralized by
 U.S. Treasury
 securities with
 maturity at 4/30/03,
 value $610,720)
 (cost $598,746)..... $   598,746
                      -----------
TOTAL INVESTMENTS
 (a)--99.6%
 (Cost $13,803,832)..  14,807,323
                      -----------
Other Assets Less
 Liabilities--0.4%...      66,581
                      -----------
NET ASSETS--100%..... $14,873,904
                      ===========

-------
(a) The cost of investments for federal income tax purposes is $13,803,832, resulting in gross unrealized appreciation and depreciation of $2,594,218 and $1,590,727 respectively, or net unrealized appreciation of $1,003,491.
(b) Non-income producing security.
(c) Securities whose values are determined or significantly influenced by trading on exchanges not in the United States or Canada. ADR after the name of a foreign holding stands for American Depository Receipt representing foreign securities on deposit with a domestic custodian bank.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(e) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. This security is valued at fair value, which at January 31, 1999 is equal to cost.
(f) Step bond. Rate shown is currently in effect at January 31, 1999.

                 See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 1999
                                  (unaudited)

ASSETS:
Investments, at value (cost $13,803,832)..........................  $14,807,323
Receivables for:
 Interest and dividends...........................................       82,369
 Capital stock sold...............................................       41,713
                                                                    -----------
 Total assets.....................................................   14,931,405
                                                                    -----------
LIABILITIES:
Payable for securities purchased..................................       22,500
Accrued expenses..................................................       28,990
Payable for capital stock redeemed................................        6,011
                                                                    -----------
 Total liabilities................................................       57,501
                                                                    -----------
NET ASSETS........................................................  $14,873,904
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in capital...................................................  $15,572,125
Accumulated net realized loss on investments and options written..   (1,777,502)
Net unrealized appreciation on investments........................    1,003,491
Accumulated undistributed net investment income...................       75,790
                                                                    -----------
NET ASSETS........................................................  $14,873,904
                                                                    ===========
SHARES OUTSTANDING................................................    1,282,592
                                                                    ===========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE....  $     11.60
                                                                    ===========

                          GREEN CENTURY BALANCED FUND
                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 1999
                                  (unaudited)

INVESTMENT INCOME:
Interest income...................................................  $   239,980
Dividend income...................................................        2,681
Miscellaneous income..............................................        6,021
                                                                    -----------
   Total investment income........................................      248,682
                                                                    -----------
EXPENSES (Note 2):
Administrative services fee.......................................      103,694
Investment advisory fee...........................................       51,847
Distribution fee..................................................       17,283
                                                                    -----------
   Total expenses.................................................      172,824
                                                                    -----------
NET INVESTMENT INCOME.............................................       75,858
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS
 WRITTEN (Note 1):
Net realized gain (loss) on:
 Investments......................................................   (1,801,085)
 Options written..................................................       56,637
                                                                    -----------
                                                                     (1,744,448)
                                                                    -----------
Net increase (decrease) in net unrealized
 appreciation/depreciation of:
 Investments......................................................    1,488,271
 Options written..................................................       (2,201)
                                                                    -----------
                                                                      1,486,070
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS
 WRITTEN..........................................................     (258,378)
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $  (182,520)
                                                                    ===========

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                        FOR THE       FOR THE ONE     FOR THE
                                    SIX MONTHS ENDED  MONTH ENDED   YEAR ENDED
                                    JANUARY 31, 1999 JULY 31, 1998 JUNE 30, 1998
                                      (UNAUDITED)      (AUDITED)     (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income............    $    75,858     $     3,077   $    17,371
 Net realized gain (loss) on
  investments and options written.     (1,744,448)        (32,969)    1,701,718
 Net increase (decrease) in
  unrealized net
  appreciation/depreciation of
  investments and options written.      1,486,070      (1,300,712)     (457,501)
                                      -----------     -----------   -----------
 Net increase (decrease) in net
  assets resulting from
  operations......................       (182,520)     (1,330,604)    1,261,588
                                      -----------     -----------   -----------
Dividends and distributions to
 shareholders (Note 1):
 From net investment income.......         (3,145)            --        (78,490)
 From net realized gains..........     (1,046,934)            --     (1,204,821)
                                      -----------     -----------   -----------
Total dividends and distributions.     (1,050,079)            --     (1,283,311)
                                      -----------     -----------   -----------
Capital share transactions (Note
 4):
 Proceeds from sales of shares....      1,783,213         567,446     5,329,586
 Reinvestment of dividends and
  distributions...................        764,967             --      1,022,174
 Payments for shares redeemed.....     (1,653,476)       (310,809)   (1,066,413)
                                      -----------     -----------   -----------
 Net increase in net assets
  resulting from capital stock
  transactions....................        894,704         256,637     5,285,347
                                      -----------     -----------   -----------
Total Increase (Decrease) in Net
 Assets...........................       (337,895)     (1,073,967)    5,263,624
NET ASSETS:
 Beginning of Period..............     15,211,799      16,285,766    11,022,142
                                      -----------     -----------   -----------
 End of Period (including
  undistributed net investment
  income of $75,790, $3,077, and
  $0 for the six months ended
  January 31, 1999, one month
  ended July 31, 1998, and year
  ended June 30, 1998,
  respectively)...................    $14,873,904     $15,211,799   $16,285,766
                                      ===========     ===========   ===========

                          GREEN CENTURY BALANCED FUND
                              FINANCIAL HIGHLIGHTS

                              FOR THE
                             SIX MONTHS        FOR THE
                               ENDED          ONE MONTH
                          JANUARY 31, 1999      ENDED         FOR THE YEARS ENDED JUNE 30,
                                                            --------------------------------
                            (UNAUDITED)     JULY 31, 1998   1998     1997     1996    1995
Net Asset Value,
 beginning of period....      $ 12.68          $ 13.79      $ 13.53  $ 13.34  $11.03  $ 9.68
                              -------          -------      -------  -------  ------  ------
Income from investment
 operations:
 Net investment income..         0.06              --          0.02     0.12    0.10    0.10
 Net realized and
  unrealized gain (loss)
  on investments........        (0.27)           (1.11)        1.68     1.77    2.31    1.35
                              -------          -------      -------  -------  ------  ------
Total increase
 (decrease) from
 investment operations..        (0.21)           (1.11)        1.70     1.89    2.41    1.45
                              -------          -------      -------  -------  ------  ------
Less dividends and
 distributions (Note 1):
 Dividends from net
  investment income.....          --               --         (0.09)   (0.10)  (0.10)  (0.10)
 Distributions from net
  realized gains........        (0.87)             --         (1.35)   (1.60)    --      --
                              -------          -------      -------  -------  ------  ------
Total decrease from
 dividends and
 distributions..........        (0.87)             --         (1.44)   (1.70)  (0.10)  (0.10)
                              -------          -------      -------  -------  ------  ------
Net Asset Value, end of
 period.................      $ 11.60          $ 12.68      $ 13.79  $ 13.53  $13.34  $11.03
                              =======          =======      =======  =======  ======  ======
Total return............        (1.24)%(a)       (8.05)%(a)   13.13%   15.22%  21.98%  15.00%
Ratios/Supplemental
 data:
 Net assets, end of
  period (in 000's).....      $14,874          $15,212      $16,286  $11,022  $8,215  $3,291
 Ratio of expenses to
  average net assets....         2.50%(b)         2.50%(b)     2.50%    2.50%   2.50%   2.50%
 Ratio of net investment
  income to average net
  assets................         1.09%(b)         0.22%(b)     0.12%    0.94%   0.85%   0.97%
 Portfolio turnover.....           34%(a)            4%(a)       96%     109%    136%     16%

(a) Not annualized
(b) Annualized

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 1999
                                  (unaudited)

ASSETS:
Investment in Domini Social Index Portfolio, at value (Note 1)...... $21,532,671
Receivable for capital stock sold...................................     118,577
                                                                     -----------
   Total assets.....................................................  21,651,248
                                                                     -----------
LIABILITIES:
Accrued expenses (Note 2)...........................................      20,291
                                                                     -----------
   Total liabilities................................................      20,291
                                                                     -----------
NET ASSETS.......................................................... $21,630,957
                                                                     ===========
NET ASSETS CONSIST OF:
Paid-in capital..................................................... $15,373,784
Accumulated net realized gain on investment.........................      91,171
Net unrealized appreciation on investment...........................   6,166,002
                                                                     -----------
NET ASSETS.......................................................... $21,630,957
                                                                     ===========
SHARES OUTSTANDING..................................................     892,592
                                                                     ===========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE...... $     24.23
                                                                     ===========

                           GREEN CENTURY EQUITY FUND
                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 1999
                                  (unaudited)

INVESTMENT INCOME FROM INDEX PORTFOLIO:
Investment income from Index Portfolio.............................  $   97,069
Expenses from Index Portfolio......................................     (17,096)
                                                                     ----------
   Net income from Index Portfolio.................................      79,973
                                                                     ----------
EXPENSES:
Administrative services fee (Note 2)...............................     111,190
                                                                     ----------
NET INVESTMENT LOSS................................................     (31,217)
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT:
Net realized gain on investment allocated from Index Portfolio.....     224,268
Net increase in net unrealized appreciation of investment allocated
 from Index Portfolio..............................................   3,345,335
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT.....................   3,569,603
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $3,538,386
                                                                     ----------

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                     FOR THE
                                                    SIX MONTHS       FOR THE
                                                      ENDED        YEAR ENDED
                                                 JANUARY 31, 1999 JULY 31, 1998
                                                   (UNAUDITED)      (AUDITED)
INCREASE IN NET ASSETS:
From Operations:
 Net investment loss............................   $   (31,217)    $   (24,397)
 Net realized gain on investment allocated from
  Index Portfolio...............................       224,268         101,835
 Net increase in net unrealized appreciation of
  investment allocated from Index Portfolio.....     3,345,335       1,755,126
                                                   -----------     -----------
 Net increase in net assets resulting from
  operations....................................     3,538,386       1,832,564
                                                   -----------     -----------
Dividends and distributions to shareholders:
 From net realized gains........................      (179,708)         (5,456)
                                                   -----------     -----------
 Total dividends and distributions..............      (179,708)         (5,456)
                                                   -----------     -----------
Capital Share Transactions (Note 4):
 Proceeds from sales of shares..................     4,755,557      10,106,426
 Reinvestment of dividends and distributions....       174,395           5,171
 Payments for shares redeemed...................    (2,133,250)     (1,738,306)
                                                   -----------     -----------
 Net increase in net assets resulting from
  capital share transactions....................     2,796,702       8,373,291
                                                   -----------     -----------
Total Increase in Net Assets....................     6,155,380      10,200,399
NET ASSETS:
 Beginning of period............................    15,475,577       5,275,178
                                                   -----------     -----------
 End of period..................................   $21,630,957     $15,475,577
                                                   ===========     ===========

                           GREEN CENTURY EQUITY FUND
                              FINANCIAL HIGHLIGHTS

                                FOR THE                          FOR THE PERIOD
                               SIX MONTHS     FOR THE YEARS    SEPTEMBER 13, 1995
                                 ENDED        ENDED JULY 31,    (COMMENCEMENT OF
                            JANUARY 31, 1999  ---------------    OPERATIONS) TO
                              (UNAUDITED)      1998     1997     JULY 31, 1996
Net Asset Value, beginning
 of period................      $ 20.44       $ 16.86  $11.04        $10.00
                                -------       -------  ------        ------
Income from investment
 operations:
 Net investment income
  (loss)..................        (0.03)        (0.03)   0.02          0.02
 Net realized and
  unrealized gain on
  investment..............         4.03          3.62    5.84          1.04
                                -------       -------  ------        ------
 Total increase from
  investment operations...         4.00          3.59    5.86          1.06
                                -------       -------  ------        ------
Less dividends and
 distributions:
 Dividends from net
  investment income.......          --            --    (0.03)        (0.02)
 Distributions from net
  realized gains..........        (0.21)        (0.01)  (0.01)          --
                                -------       -------  ------        ------
Total decrease from
 dividends and
 distributions............        (0.21)        (0.01)  (0.04)        (0.02)
                                -------       -------  ------        ------
Net Asset Value, end of
 period...................      $ 24.23       $ 20.44  $16.86        $11.04
                                =======       =======  ======        ======
Total return..............        19.63%(a)     21.32%  53.14%        10.64%(a)
Ratios/supplemental data
 Net Assets, end of period
  (in 000's)..............      $21,631       $15,476  $5,275        $  880
 Ratio of expenses to
  average net assets......         1.50%(b)      1.50%   1.50%         1.50%(b)
 Ratio of net investment
  income (loss) to average
  net assets..............        (0.36)%(b)   (0.26)%   0.07%         0.49%(b)
 Portfolio turnover (c)...            8%(a)         5%      1%          n/a

(a) Not annualized.
(b) Annualized.
(c) Represents portfolio turnover for the Index Portfolio.

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Significant Accounting Policies
  Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
  The Equity Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Index Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The Equity Fund accounts for its investment in the Index Portfolio as a partnership investment and records its share of the Index Portfolio's income, expenses and realized and unrealized gains and losses daily. The value of such investment reflects the Fund's proportionate interest in the net assets of the Index Portfolio (2.22% at January 31, 1999). The financial statements of the Index Portfolio are included elsewhere in this report and should be read in conjunction with the Equity Fund's financial statements.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:
  (A) Balanced Fund Investment Valuation: Equity securities listed on national securities exchanges or reported through the NASDAQ system are valued at last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at the mean between the closing bid and asked prices if such securities are listed on a national exchange, and at the last quoted bid price in the case of securities not listed on a national exchange. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuation furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available are valued at fair value as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
      Equity Fund Investment Valuation: Valuation of securities by the Index Portfolio is discussed in Note 1 of the Index Portfolio's Notes to Financial Statements which are included elsewhere in this report.
  (B) Balanced Fund Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income is recognized on the accrual basis and dividend income is recorded on ex-dividend date.
      Equity Fund Securities Transactions and Investment Income: The Fund earns income, net of Index Portfolio expenses, daily based on its investment in the Index Portfolio.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(continued)

  (C) Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Accordingly, at January 31, 1999 for the Equity Fund, a reclassification was recorded to increase undistributed net investment income and reduce undistributed net realized gain by $31,217. No reclassification was required for the Balanced Fund for the period ended January 31, 1999.
  (D) Balanced Fund Options Written: When the Balanced Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Balanced Fund realizes a gain equal to the amount of the premium originally received. When the Balanced Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise.
      The risk in writing a call option is that the Balanced Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. In addition, the Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.
  (E) Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.

NOTE 2--Transactions With Affiliates
  (A) Investment Adviser: Green Century Capital Management, Inc. ("Green Century") is the adviser ("the Adviser") for the Balanced Fund and oversees the portfolio management of the Balanced Fund on a day-to-day basis. For these services, Green Century receives a fee, accrued daily and paid monthly, at an annual rate equal to 0.75% of the Balanced Fund's average daily net assets.
  (B) Subadviser: Winslow Management Company ("Winslow"), a division of Eaton Vance Management, is the subadviser for the Balanced Fund. For its services, Winslow is paid a fee by the Adviser at an annual rate equal to 0.40% of the average daily net assets of the Balanced Fund, subject to an adjustment up or down of 0.20% annually. For the six months ended January 31, 1999 Green Century accrued fees of $18,721 to Winslow.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(continued)

  (C) Administrator: Green Century is the administrator ("the Administrator") of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees, fees under the Distribution Plan, interest, taxes, brokerage costs and other capital expenses, expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. For these services, Green Century receives a fee from the Balanced Fund at an annual rate equal to 1.50% of the Fund's average daily net assets, and receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Index Portfolio (including investment advisory and distribution fees and any amortization of organization expenses), on an annual basis, do not exceed 1.50% of the Fund's average daily net assets.
  (D) Subadministrator: Pursuant to a Subadministrative Services Agreement with the Administrator, Sunstone Financial Group, Inc. ("Sunstone"), as Subadministrator, is responsible for conducting certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the six months ended January 31, 1999, Green Century accrued fees of $20,164 and $20,164 to Sunstone related to services performed on behalf of the Balanced Fund and the Equity Fund, respectively.
  (E) Distribution Plan: The Trust has adopted a Distribution Plan (the "Plan") with respect to the Balanced Fund in accordance with Rule 12b-1 under the Act. The Plan provides that the Balanced Fund pay a fee to Sunstone Distribution Services, LLC, as distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Balanced Fund's average daily net assets. The fee is reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the six months ended January 31, 1999, the Balanced Fund accrued and paid $17,484 to Sunstone Distribution Services, LLC for services provided pursuant to the plan.

NOTE 3--Investment Transactions
  The Balanced Fund's purchases and sales of securities, other than short-term securities, aggregated $5,041,635 and $4,531,101, respectively, for the six months ended January 31, 1999.
  The Balanced Fund's activity in written options for the six months ended January 31, 1999 was as follows:

                                                             PREMIUM   CONTRACTS
Options outstanding at July 31, 1998........................ $  6,664      34
Options written.............................................   69,629     554
Options expired.............................................  (46,502)   (354)
Options closed..............................................  (29,791)   (234)
                                                             --------    ----
Options outstanding at January 31, 1999..................... $      0       0
                                                             ========    ====

  Additions and reductions in the Equity Fund's investment in the Index Portfolio aggregated $4,845,298 and $2,157,801 for the six months ended January 31, 1999.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(concluded)

NOTE 4--Capital Share Transactions
  Capital share transactions for the Balanced Fund and the Equity Fund were as follows:

                                        BALANCED FUND                         EQUITY FUND
                         -------------------------------------------- ---------------------------
                                                                                        FOR THE
                           FOR THE SIX     FOR THE ONE     FOR THE      FOR THE SIX    YEAR ENDED
                           MONTHS ENDED    MONTH ENDED   YEAR ENDED     MONTHS ENDED      JULY
                         JANUARY 31, 1999 JULY 31, 1998 JUNE 30, 1998 JANUARY 31, 1999  31, 1998
Shares sold.............      159,826         41,766       360,830         229,067      535,842
Reinvestment of divi-
 dends..................       69,588              0        78,147           7,585          307
Shares redeemed.........     (146,252)       (22,956)      (72,916)       (101,019)     (92,049)
                             --------        -------       -------        --------      -------
                               83,162         18,810       366,061         135,633      444,100
                             ========        =======       =======        ========      =======

--------------------------------------------------------------------------------

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                January 31,1999
                                  (unaudited)

                                                         SHARES     VALUE
Apparel--0.2%
Brown Group, Inc. ......................................   2,500 $     40,156
Hartmarx Corporation (b)................................   5,500       27,500
Liz Claiborne, Inc. ....................................  10,400      397,800
Oshkosh B'Gosh..........................................   2,600       41,275
Phillips-Van Heusen Corporation.........................   4,200       26,513
Reebok International Ltd. (b)...........................   9,000      133,875
Russell Corporation.....................................   5,800      114,188
Springs Industries, Inc. ...............................   2,900      121,075
Stride Rite Corporation.................................   7,400       73,075
Timberland Company (The) (b)............................   1,800       81,000
V. F. Corporation.......................................  20,000      852,500
                                                                 ------------
                                                                    1,908,957
                                                                 ------------

Banking--5.3%
Banc One Corporation.................................... 197,685   10,353,752
BankBoston Corporation..................................  49,700    1,835,794
Bankers Trust New York Corporation......................  15,900    1,383,300
Fifth Third Bancorp.....................................  44,825    3,067,711
Mellon Bank Corporation.................................  43,900    2,941,300
Morgan (J.P.) & Co. Incorporated........................  29,600    3,122,800
PNC Bank Corp. .........................................  50,700    2,595,206
SunTrust Banks, Inc. ...................................  53,700    3,782,494
Synovus Financial Corp. ................................  44,750    1,118,750
US Bancorp.............................................. 122,800    4,136,825
Vermont Financial Services Corp. .......................   1,800       54,000
Wachovia Corporation....................................  34,000    3,013,250
Washington Mutual Inc. ................................. 100,202    4,208,484
Wells Fargo & Company................................... 273,000    9,537,938
                                                                 ------------
                                                                   51,151,604
                                                                 ------------

Commercial Products & Services--1.9%
Angelica Corporation....................................   1,300       19,581
Avery Dennison Corporation..............................  19,400      959,088
Bemis Company, Inc. ....................................   8,400      285,600
Cintas Corporation......................................  17,700    1,346,306
Deluxe Corporation......................................  13,400      477,375
DeVry Inc. (b)..........................................  11,600      341,475
Donnelley (R.R.) & Sons Company.........................  22,700      855,506
Ecolab Inc. ............................................  21,500      833,125
Harland (John H.) Company...............................   4,900       68,294
Herman Miller, Inc. ....................................  14,300      270,806
HON Indudstries Inc. ...................................   9,800      199,675
Ikon Office Solutions...................................  22,600      361,600
Interface Inc. .........................................   8,300       85,594
Kelly Services, Inc. ...................................   6,075      168,581
Moore Corporation.......................................  14,300      165,344

                                                            SHARES    VALUE
Commercial Products & Services--continued
National Service Industries, Inc. .........................  6,700 $    229,475
New England Business Service, Inc. ........................  2,300       76,044
Pitney Bowes Inc. ......................................... 45,800    3,151,613
Sealed Air Corporation..................................... 13,900      737,569
Sonoco Products Company.................................... 16,945      472,342
Standard Register Company..................................  4,400      136,950
Tennant Company............................................  1,400       51,800
Xerox Corporation.......................................... 55,400    6,869,600
                                                                   ------------
                                                                     18,163,343
                                                                   ------------

Construction--0.2%
Apogee Enterprises, Inc. ..................................  4,300       44,344
Centex Corporation.........................................  9,600      414,600
Champion Enterprises Inc. (b)..............................  7,700      179,988
Fleetwood Enterprises, Inc. ...............................  5,400      199,800
Granite Construction Incorporated..........................  4,350      140,831
Kaufman & Broad Home Corporation...........................  8,000      225,500
Osmonics Inc. (b)..........................................  2,100       18,638
Rouse Company.............................................. 11,500      271,688
Sherwin-Williams Company................................... 28,800      738,000
Skyline Corporation........................................  1,400       43,050
TJ International, Inc. ....................................  2,300       55,488
                                                                   ------------
                                                                      2,331,927
                                                                   ------------

Energy--1.3%
Anadarko Petroleum Corporation............................. 19,800      535,838
Apache Corporation......................................... 15,800      304,150
Atlantic Richfield Company................................. 54,000    3,098,250
Consolidated Natural Gas Company........................... 16,000      821,000
Enron Corp ................................................ 55,900    3,689,400
Helmerich & Payne, Inc. ...................................  7,800      136,988
Oryx Energy Company (b).................................... 17,700      215,719
Pennzoil Company...........................................  7,400       85,563
Questar Corporation........................................ 13,200      220,275
Rowan Companies, Inc. (b).................................. 13,900      122,494
Santa Fe Energy Resources, Inc. (b)........................ 16,900       98,231
Sun Company, Inc. ......................................... 15,500      544,438
Union Pacific Resources Group, Inc. ....................... 41,800      337,013
Williams Companies......................................... 72,200    2,382,600
                                                                   ------------
                                                                     12,591,959
                                                                   ------------

Financial Services--5.5%
American Express Company................................... 76,400    7,859,650
Block (H & R), Inc. ....................................... 16,700      732,713

                                January 31,1999
                                  (unaudited)

                                                           SHARES     VALUE
Financial Services--continued
Dime Bancorp..............................................  19,200 $    465,600
Edwards (A.G.), Inc. .....................................  15,187      514,460
Fannie Mae................................................ 175,000   12,753,125
Federal Home Loan Mortgage Corporation.................... 114,600    7,105,200
First Tennessee National Corporation......................  21,300      778,781
FirstFed Financial Corp. (b)..............................   3,400       54,188
Golden West Financial.....................................   9,500      891,813
Household International, Inc. ............................  81,246    3,569,746
MBIA Inc. ................................................  16,500    1,081,781
MBNA Corporation.......................................... 135,450    3,784,135
Merrill Lynch & Co., Inc. ................................  59,900    4,552,400
Providian Financial Corporation...........................  23,900    2,409,419
Schwab (Charles) Corporation..............................  67,700    4,760,156
Student Loan Marketing Association........................  27,500    1,211,719
Transamerica Corporation..................................  20,800    1,164,800
Value Line, Inc. .........................................   1,500       58,125
                                                                   ------------
                                                                     53,747,811
                                                                   ------------

Foods & Beverages--6.1%
Ben & Jerry's Homemade, Inc. (b)..........................     600       14,400
Bestfoods.................................................  48,200    2,425,063
Campbell Soup Company.....................................  75,200    3,529,700
Coca-Cola Company......................................... 416,200   27,235,088
Fleming Companies, Inc. ..................................   6,000       53,625
General Mills Incorporated................................  25,800    2,165,588
Heinz (H.J.) Company......................................  61,100    3,440,694
Hershey Foods Corporation.................................  24,200    1,361,250
Kellogg Company...........................................  68,500    2,799,938
Nature's Sunshine Products, Inc. .........................   2,600       34,613
Odwalla, Incorporated (b).................................     500        3,375
PepsiCo, Inc.............................................. 247,700    9,675,781
Quaker Oats Company.......................................  22,700    1,262,688
Ralston Purina Company....................................  52,800    1,445,400
Smucker (J.M.) Company....................................   4,600      115,000
SUPERVALU Inc. ...........................................  20,200      554,238
Sysco Corporation.........................................  56,400    1,536,900
Tootsie Roll Industries, Inc. ............................   5,054      227,746
Wrigley (Wm.) Jr. Company.................................  19,700    1,844,413
                                                                   ------------
                                                                     59,725,500
                                                                   ------------

Health Care--8.9%
Acuson Corporation (b)....................................   4,400       58,850
ADAC Laboratories (b).....................................   3,000       66,188
Allergan, Inc. ...........................................  10,800      830,250
ALZA Corporation (b)......................................  14,600      738,213

                                                           SHARES     VALUE
Health Care--continued
Becton Dickinson and Company..............................  41,600 $  1,487,200
Bergen Brunswig Corporation...............................  16,336      457,408
Biomet, Inc. (b)..........................................  18,700      684,888
Boston Scientific Corporation (b).........................  66,400    1,622,650
Forest Laboratories, Inc. (b).............................  13,300      614,294
Guidant Corp..............................................  50,600    2,982,238
Humana Health Plans, Inc. (b).............................  27,800      496,925
IMS Health Inc. ..........................................  55,200    2,021,700
Johnson & Johnson......................................... 227,000   19,295,000
Mallinckrodt, Inc. .......................................  11,500      401,781
McKesson HBOC Inc.........................................  45,820    3,442,228
Medtronic, Inc. ..........................................  82,800    6,598,125
Merck & Co., Inc. ........................................ 201,000   29,496,750
Mylan Laboratories, Inc. .................................  20,900      637,450
Oxford Health Plans, Inc. (b).............................  13,400      231,987
Schering-Plough Corporation............................... 248,100   13,521,450
St. Jude Medical Inc. (b).................................  13,500      351,844
Stryker Corporation.......................................  16,000      742,000
Sunrise Medical Inc. (b)..................................   3,500       27,781
United American Healthcare Corporation (b)................     800          950
                                                                   ------------
                                                                     86,808,150
                                                                   ------------

Household Goods--5.5%
Alberto-Culver Company....................................   8,800      226,600
Avon Products, Inc. ......................................  44,400    1,640,025
Bassett Furniture Industries..............................   1,800       39,937
Black & Decker Corp.......................................  14,900      789,700
Church & Dwight Co., Inc. ................................   3,000      117,375
Clorox Company............................................  17,600    2,202,200
Colgate-Palmolive Company.................................  49,400    3,973,612
Enesco Group, Inc. .......................................   2,200       44,550
Fedders Corporation.......................................   6,400       33,200
Fort James Corp. .........................................  37,200    1,334,550
Gillette Company.......................................... 187,300   11,003,875
Handleman Company (b).....................................   4,900       59,719
Harman International Industries, Inc. ....................   2,930      123,060
Hasbro, Inc. .............................................  21,750      808,828
Huffy Corporation.........................................   1,700       24,650
Kimberly-Clark Corporation................................  91,464    4,556,050
Leggett & Platt...........................................  32,800      668,300
Mattel, Inc. .............................................  47,785    1,084,122
Maytag Corporation........................................  14,700      928,856
Newell Co. ...............................................  27,000    1,122,188
Oneida Ltd. ..............................................   2,300       33,063
Procter & Gamble Company.................................. 224,000   20,356,000
Rubbermaid Incorporated...................................  25,100      809,475

                                January 31,1999
                                  (unaudited)

                                                           SHARES     VALUE
Household Goods--continued
Shaw Industries, Inc. ....................................  23,500 $    497,906
Snap-On Incorporated......................................   9,850      334,900
Stanley Works.............................................  14,200      357,662
Thomas Industries Inc. ...................................   2,200       40,425
Whirlpool Corporation.....................................  12,400      557,225
                                                                   ------------
                                                                     53,768,053
                                                                   ------------

Insurance--4.5%
Aetna, Inc................................................  23,870    2,151,284
American General Corporation..............................  42,662    3,042,334
American International Group, Inc. (b).................... 208,650   21,477,910
Chubb Corporation.........................................  27,300    1,603,875
CIGNA Corporation.........................................  35,200    2,899,600
Cincinnati Financial Corporation..........................  27,585      908,581
Hartford Steam Boiler Inspection and Insurance............   4,550      171,762
Jefferson-Pilot Corporation...............................  17,950    1,359,713
Lincoln National Corp. ...................................  16,900    1,407,981
Marsh & McLennan Companies, Inc. .........................  43,450    2,731,919
MGIC Investment Corp. ....................................  18,100      662,912
ReliaStar Financial Corporation...........................  15,100      625,706
SAFECO Corporation........................................  22,600      878,575
St. Paul Companies, Inc. .................................  38,864    1,141,630
Torchmark Corporation.....................................  23,300      764,531
UNUM Corporation..........................................  23,400    1,414,237
Wesco Financial Corporation...............................   1,200      399,600
                                                                   ------------
                                                                     43,642,150
                                                                   ------------

Media--3.7%
Banta Corporation.........................................   4,650      111,019
Comcast Corporation.......................................  62,200    4,228,630
Disney (Walt) Company..................................... 345,900   11,414,700
Dow Jones & Company.......................................  15,600      698,100
Harcourt General..........................................  11,600      556,800
King World Productions, Inc. (b)..........................  12,200      333,975
Lee Enterprises, Inc. ....................................   7,200      201,600
McGraw-Hill Companies.....................................  16,400    1,773,250
Media General, Inc........................................   4,200      210,000
MediaOne Group, Inc. (b).................................. 102,500    5,746,406
Meredith Corporation......................................   8,300      309,175
New York Times Company....................................  30,400    1,043,100
Scholastic Corporation (b)................................   2,500      141,563
Tele-Communications, Inc. (b).............................  90,900    6,232,331
Times Mirror Company......................................  14,000      770,875

                                                            SHARES    VALUE
Media--continued
Viacom, Inc. (b)........................................... 11,700 $    981,337
Washington Post Company....................................  1,700      967,300
                                                                   ------------
                                                                     35,720,161
                                                                   ------------

Miscellaneous--0.8%
American Greetings Corporation............................. 11,500      454,250
Caraustar Industries, Inc. ................................  4,000      113,000
Case Corporation........................................... 11,700      221,569
CPI Corp. .................................................  1,400       37,012
Cross (A.T.) Company.......................................  2,300       14,662
Deere & Company............................................ 40,200    1,309,012
Gibson Greetings, Inc. (b).................................  2,300       22,856
Hillenbrand Industries, Inc. .............................. 11,000      517,000
Hunt Manufacturing Co. ....................................  1,600       18,300
Ionics, Inc. (b)...........................................  2,300       74,462
Jostens, Inc. .............................................  5,900      137,544
Marriott International, Inc. .............................. 42,100    1,478,762
Omnicom Group Inc. ........................................ 28,400    1,817,600
Polaroid Corporation.......................................  7,100      121,144
Service Corporation International.......................... 45,800      727,075
Toro Company...............................................  1,800       62,550
Vincam Group, Inc. (The)...................................  2,100       38,062
Whitman Corporation........................................ 16,200      315,900
                                                                   ------------
                                                                      7,480,760
                                                                   ------------

Miscellaneous Manufacturing--0.9%
Applied Materials, Inc. (b)................................ 62,300    3,936,581
Brady (W.H.) Co. ..........................................  3,500       95,375
CLARCOR Inc. ..............................................  3,850       79,406
Crown Cork & Seal Company, Inc. ........................... 20,400      646,425
Dionex Corporation (b).....................................  3,500      135,187
Fastenal Company...........................................  6,000      231,375
Gerber Scientific Inc. ....................................  3,600       69,075
Graco Inc. ................................................  3,375       82,687
Illinois Tool Works Inc. .................................. 42,300    2,551,219
Isco, Inc. ................................................    800        4,700
Lawson Products, Inc. .....................................  1,600       34,800
Milcron Inc. ..............................................  6,200      121,287
Millipore Corporation......................................  7,100      216,994
Nordson Corporation........................................  2,400      153,000
Watts Industries...........................................  4,200       61,425
Wellman, Inc. .............................................  4,900       46,856
                                                                   ------------
                                                                      8,466,392
                                                                   ------------

Resource Development--1.2%
Air Products & Chemicals, Inc. ............................ 38,500    1,294,563
Aluminum Company of America................................ 30,900    2,584,013

                                January 31,1999
                                  (unaudited)

                                                           SHARES     VALUE
Resource Development--continued
Battle Mountain Gold Company (b)..........................  37,900 $    139,756
Cabot Corporation.........................................  11,100      278,888
Calgon Carbon Corporation.................................   6,200       39,525
Catalytica Inc. (b).......................................   4,500       66,375
Consolidated Papers, Inc. ................................  14,600      338,538
Cyprus Amax Minerals Company..............................  14,900      142,481
Echo Bay Mines Ltd (b)....................................  23,200       39,150
Fuller (H.B.) Company.....................................   2,200       94,600
IMCO Recycling Inc. ......................................   2,300       28,175
Inland Steel Industries, Inc. ............................   6,400       96,800
Mead Corporation..........................................  17,000      486,625
Morton International, Inc. ...............................  20,600      533,025
Nalco Chemical Company....................................  10,400      286,000
Nucor Corporation.........................................  14,550      712,950
Praxair, Inc. ............................................  26,200      846,588
Sigma-Aldrich Corporation.................................  16,700      475,950
Westvaco Corporation......................................  16,800      370,650
Worthington Industries, Inc. .............................  15,000      208,125
                                                                   ------------
                                                                      9,062,777
                                                                   ------------

Retail--11.7%
Albertson's, Inc. ........................................  41,500    2,531,500
American Stores Companies.................................  46,400    1,682,000
Bob Evans Farms, Inc. ....................................   6,700      155,775
Charming Shoppes, Inc. (b)................................  15,600       57,525
Circuit City Stores, Inc. ................................  16,700      922,675
Claire's Stores, Inc. ....................................   8,100      159,975
Costco Companies Inc. (b).................................  36,515    3,026,181
CVS Corporation...........................................  65,500    3,586,125
Dayton Hudson Corporation.................................  74,200    4,730,250
Dillard Department Stores, Inc. ..........................  17,700      439,181
Dollar General Corporation................................  34,081      849,895
Egghead, Inc. (b).........................................   3,800       64,600
Gap, Inc. (The)...........................................  97,725    6,272,724
Great Atlantic & Pacific Tea Company, Inc. ...............   6,100      203,587
Hannaford Bros. Co. ......................................   6,800      320,450
Home Depot, Inc. ......................................... 261,598   15,793,979
Kmart Corporation (b).....................................  82,700    1,452,419
Kroger Co. (b)............................................  43,100    2,736,850
Lands' End, Inc. (b)......................................   4,700      152,162
Lillian Vernon Corporation................................   1,500       22,219
Limited, Inc. (The).......................................  39,000    1,330,875
Longs Drug Stores Corporation.............................   6,200      237,537
Lowe's Companies, Inc. ...................................  59,500    3,469,594
Luby's Cafeterias, Inc. ..................................   3,700       57,119
May Department Stores Company.............................  39,400    2,378,775

                                                           SHARES     VALUE
Retail--continued
McDonald's Corporation.................................... 114,300 $  9,008,269
Men's Wearhouse Inc. (b)..................................   5,000      148,125
Meyer Fred, Inc. (b)......................................  26,000    1,625,000
Nordstrom, Inc............................................  24,800    1,032,300
Penney (J.C.) Company, Inc................................  42,700    1,673,306
Pep Boys--Manny, Moe & Jack...............................  10,300      162,225
Ruby Tuesday, Inc. .......................................   5,200      103,675
Ryan's Family Steakhouse, Inc. (b)........................   6,300       87,019
Sears, Roebuck and Co. ...................................  64,900    2,604,112
Staples, Inc. (b).........................................  78,900    2,258,512
Starbucks Corporation (b).................................  14,900      775,731
Tandy Corporation.........................................  16,400      885,600
TCBY Enterprises, Inc.....................................   3,200       19,200
TJX Companies, Inc........................................  54,500    1,611,156
Toys "R' Us, Inc. (b).....................................  43,520      652,800
Wal-Mart Stores, Inc......................................  21,800      111,725
Walgreen Company..........................................  84,100    5,256,250
Wal-Mart Stores, Inc...................................... 380,300   32,705,800
Wendys International Inc. ................................  20,400      485,775
Whole Foods Market, Inc. (b)..............................   4,100      131,456
Wild Oats Markets, Inc. (b)...............................   2,100       50,531
                                                                   ------------
                                                                    114,022,539
                                                                   ------------

Technology--33.2%
3Com Corporation (b)......................................  60,100    2,824,700
Adaptec Inc (b)...........................................  17,700      409,312
Advanced Micro Devices, Inc. (b)..........................  24,100      552,794
AirTouch Communications, Inc. (b).........................  96,500    9,318,281
American Power Conversion (b).............................  15,900      812,888
Analog Devices, Inc. (b)..................................  27,000      803,250
Apple Computer, Inc. (b)..................................  22,400      922,600
AT&T Corporation.......................................... 304,900   27,669,675
Ault Inc. (b).............................................     500        4,062
Autodesk, Inc. ...........................................   7,400      326,987
Automatic Data Processing, Inc............................ 102,100    4,345,631
Avnet, Inc................................................   6,100      274,119
Baldor Electric Company...................................   5,900      116,894
Broderbund Software Inc. (b)..............................  36,400    1,699,425
Ceridian Corp. (b)........................................  12,000      952,500
Cisco Systems, Inc. (b)................................... 266,650   29,748,141
Citizens Utilities Company................................  43,067      336,461
Compaq Computer Corporation............................... 286,988   13,667,804
Computer Associates International, Inc. ..................  92,800    4,698,000
Cooper Industries, Inc....................................  18,600      770,737
Dell Computer Corp. (b)................................... 215,000   21,500,000
EMC Corp. Mass (b)........................................  84,700    9,221,712

                                January 31,1999
                                  (unaudited)

                                                           SHARES     VALUE
Technology--continued
Emerson Electric Company..................................  74,300 $  4,323,331
Grainger (W.W.), Inc......................................  15,900      647,925
Hewlett-Packard Company................................... 175,100   13,723,462
Hubbell Incorporated......................................  10,660      390,422
Hutchinson Technology (b).................................   3,100      142,987
Inprise Corp. (b).........................................   7,900       40,487
Intel Corporation......................................... 281,400   39,659,812
LSI Logic (b).............................................  23,500      655,062
Lucent Technologies, Inc. ................................ 222,000   24,988,875
Merix Corporation (b).....................................     600        3,619
Micron Technology, Inc. (b)...............................  36,000    2,812,500
Microsoft Corporation (b)................................. 421,000   73,675,000
Molex Incorporated........................................  25,937      770,005
National Semiconductor Corporation (b)....................  27,600      357,075
Novell Inc. (b)...........................................  59,100    1,204,162
PeopleSoft, Inc...........................................  39,000      772,687
Perkin-Elmer Corporation..................................   8,400      798,525
QRS Corporation (b).......................................   1,200       60,000
Raychem Corporation.......................................  13,100      329,137
Scientific Atlanta Inc. ..................................  12,300      382,837
Shared Medical Systems Corporation........................   4,100      192,700
Solectron Corporation (b).................................  19,900    1,772,344
Sprint Corporation........................................  72,700    6,097,712
Sun Microsystems, Inc. (b)................................  64,200    7,174,350
Symantic Corporation......................................   9,300      190,069
Tektronix, Inc. ..........................................   7,700      194,906
Tellabs, Inc. (b).........................................  32,800    2,812,600
Texas Instruments, Inc. ..................................  65,900    6,515,862
Thomas & Betts Corporation................................   9,200      406,525
Xilinx, Inc. (b)..........................................  12,000      996,000
                                                                   ------------
                                                                    323,066,951
                                                                   ------------

Transportation--1.1%
Airborne Freight Corporation..............................   7,800      273,000
Alaska Air Group, Inc. (b)................................   4,100      206,537
AMR Corporation (b).......................................  30,700    1,803,625
Consolidated Freightways Corporation (b)..................   3,100       49,600
Delta Air Lines, Inc. ....................................  24,800    1,353,150
FDX Holding Corporation (b)...............................  24,900    2,034,019
GATX Corporation..........................................   8,000      297,500
Norfolk Southern Corporation..............................  64,000    1,764,000
Roadway Express, Inc. ....................................   2,800       46,375
Ryder System, Inc. .......................................  11,500      280,312
Southwest Airlines Co. ...................................  56,850    1,527,844

                                                           SHARES     VALUE
Transportation--continued
UAL Corporation (b).......................................   9,600 $    597,600
Yellow Corporation (b)....................................   3,700       66,369
                                                                   ------------
                                                                     10,299,931
                                                                   ------------

Utilities--7.6%
AGL Resources Inc.........................................   9,000      181,125
American Water Works, Inc.................................  13,500      400,781
Ameritech................................................. 186,300   12,132,787
Aquarion Company..........................................   1,100       42,419
Bell Atlantic Corporation................................. 262,022   15,721,320
BellSouth Corporation..................................... 330,200   14,735,175
CalEnergy Company, Inc. (b)...............................   9,600      306,000
Cleco Corporation.........................................   3,500      110,250
Connecticut Energy Corporation............................   1,500       40,594
Eastern Enterprises.......................................   3,400      136,850
El Paso Energy Corporation................................  20,000      660,000
Energen Corporation.......................................   4,600       78,487
Equitable Resources, Inc. ................................   5,900      153,769
Frontier Corporation......................................  28,600    1,033,175
Idaho Power Company.......................................   6,000      197,250
KeySpan Energy............................................  26,400      714,450
LG&E Energy Corp..........................................  21,700      572,337
MCN Corporation...........................................  12,600      223,650
New Century Energies, Inc. ...............................  19,100      840,400
NICOR Inc. ...............................................   7,800      300,787
Northwest Natural Gas Co. ................................   3,900       91,650
Northwestern Corp. .......................................   3,600       95,850
Oklahoma Gas and Electric Company.........................  12,900      326,531
Peoples Energy Corporation................................   5,500      189,750
Potomac Electric Power Company............................  19,900      463,919
SBC Communications Inc. .................................. 330,258   17,833,932
Sonat Inc. ...............................................  18,300      471,225
Telephone and Data Systems, Inc. .........................  10,200      543,150
U S West Communications Group (b).........................  84,741    5,227,459
Washington Gas Light Company..............................   7,500      180,000
                                                                   ------------
                                                                     74,005,072
                                                                   ------------

Vehicle Components--0.4%
Cooper Tire and Rubber Company............................  12,400      265,825
Cummins Engine Company, Inc. .............................   6,900      262,200
Dana Corporation..........................................  27,700    1,139,162
Federal-Mogul Corporation.................................  11,000      651,750
Genuine Parts Company.....................................  30,000      956,250
Modine Manufacturing Company..............................   4,600      132,250

                     PORTFOLIO OF INVESTMENTS--(Concluded)

                                January 31,1999
                                  (unaudited)

                                                            SHARES    VALUE
Vehicle Components--continued
Smith (A.O.) Corporation................................... 3,700  $     88,800
Spartan Motors, Inc. (b)................................... 1,700        10,200
SPX Corporation............................................ 4,916       347,779
                                                                   ------------
                                                                      3,854,216
                                                                   ------------
Total Investments(a)--99.7%....................................... $969,818,253
Other Assets, less liabilities--0.3%..............................    2,903,137
                                                                   ------------
NET ASSETS--100.0%................................................ $972,721,390
                                                                   ============

-------
(a) The aggregate cost for book and federal income tax purposes is $646,719,849, the aggregate gross unrealized appreciation is $336,191,769, and the aggregate gross unrealized depreciation is $13,093,365, resulting in net unrealized appreciation of $323,098,404.
(b) Non-income producing security.

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 1999
                                  (unaudited)

ASSETS:
Investments at value (Cost $646,719,849).......................... $969,818,253
Cash..............................................................    9,651,113
Dividends receivable..............................................      860,644
                                                                   ------------
   Total assets...................................................  980,330,010
                                                                   ------------
LIABILITIES:
Payable for securities purchased..................................    7,262,726
Accrued expenses (Note 2).........................................      345,894
                                                                   ------------
   Total liabilities..............................................    7,608,620
                                                                   ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS.......... $972,721,390
                                                                   ============

                            STATEMENT OF OPERATIONS

                   For the six months ended January 31, 1999
                                  (unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $192).............. $  4,133,933
                                                                 ------------
EXPENSES:
Management fee (Note 2).........................................      732,324
Professional fees...............................................       40,239
Custody fees (Note 3)...........................................      151,869
Trustee fees....................................................        2,000
Miscellaneous...................................................        2,365
                                                                 ------------
Total expenses..................................................      928,797
   Fees paid indirectly.........................................     (139,159)
   Expenses paid and fee waived by manager......................      (59,667)
                                                                 ------------
   Net expenses.................................................      729,971
                                                                 ------------
NET INVESTMENT INCOME...........................................    3,403,962
NET REALIZED GAIN ON INVESTMENTS
Proceeds from sales................................ $ 56,957,056
Cost of securities sold............................   47,479,386
                                                    ------------
   Net realized gain on investments.............................    9,477,670
NET CHANGES IN UNREALIZED APPRECIATION OF INVESTMENTS
Beginning of period................................ $175,720,768
End of period......................................  323,098,404
                                                    ------------
   Net change in unrealized appreciation........................  147,377,636
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............ $160,259,268
                                                                 ============

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                      ENDED
                                                 JANUARY 31, 1999  YEAR ENDED
                                                   (UNAUDITED)    JULY 31, 1998
INCREASE (DECREASE) IN NET ASSETS
From Operations:
 Net investment income..........................   $  3,403,962   $  4,628,319
 Net realized gain on investments...............      9,477,670      4,836,426
 Net change in unrealized appreciation of in-
  vestments.....................................    147,377,636     84,559,360
                                                   ------------   ------------
 Net Increase in Net Assets Resulting from Oper-
  ations........................................    160,259,268     94,024,105
                                                   ------------   ------------
Transactions in Investors' Beneficial Interest:
 Additions......................................    176,349,371    267,044,708
 Reductions.....................................     (6,122,884)   (11,192,148)
                                                   ------------   ------------
 Net Increase in Net Assets from Transactions in
  Investors' Beneficial Interests...............    170,226,487    255,852,560
                                                   ------------   ------------
Total Increase in Net Assets....................    330,485,755    349,876,665
NET ASSETS:
 Beginning of period............................    642,235,635    292,358,970
                                                   ------------   ------------
 End of period..................................   $972,721,390   $642,235,635
                                                   ============   ============

                              FINANCIAL HIGHLIGHTS

                             SIX MONTHS          FOR THE YEARS ENDED JULY 31,
                               ENDED
                          JANUARY 31, 1999    ----------------------------------------------------
                            (UNAUDITED)         1998            1997         1996           1995
Net Assets (000's)......      $972,721        $642,236        $292,359     $100,401        $54,003
Ratio of net investment
 income to average net
 assets.................          0.92%(1)        1.05%(2)        1.34%        1.48%(4)       1.85%(5)
Ratio of expenses to av-
 erage net assets.......          0.23%(1)(3)     0.24%(2)(3)     0.29%(3)     0.59%(3)(4)    0.43%(5)
Portfolio turnover
 rate...................             8%              5%              1%           5%             6%

(1) Reflects a voluntary expense reimbursement and fee waiver of 0.02% the Manager. Had the manager not waived their fee and reimbursed expenses, the annualized ratios of net investment income and expense to average net assets for the six months ended January 31, 1999 would have been 0.90% and 0.25%, respectively.
(2) Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived their fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998 would have been 1.04% and 0.25%, respectively.
(3) Ratio of expenses to average net assets for the years ended July 31, 1998, 1997 and 1996 include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.20%, 0.25% and 0.50% for the years ended July 31, 1998, 1997 and 1996, respectively and 0.20% for the six months ended January 31, 1999.
(4) Had the Expense Payment Agreement and Sponsor Arrangement not been in place, the ratios of net investment income and expense for the years ended July 31, 1996 would have been 1.14% and 0.85% respectively.
(5) Reflects a voluntary waiver of fees by the Administrator and Adviser due to the limitations set forth in the Expense Reimbursement Agreement. Had the Administrator and Adviser not waived their fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1995 would have been 1.75% and 0.53% respectively.

                       See Notes to Financial Statements

                         Domini Social Index Portfolio
                         Notes to Financial Statements

                               January 31, 1999
                                  (unaudited)

NOTE 1--Organization and Significant Accounting Policies
  Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on August 10, 1990 and began investment operations on June 3, 1991.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Portfolio's significant accounting policies.
  (A) Valuation of Investments: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.
  (B) Dividend Income: Dividend income is reported on the ex-dividend date.
  (C) Federal Taxes: The Index Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Index Portfolio will be taxed on its share of the Index Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.
  (D) Other: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

NOTE 2--Transactions with Affiliates
  (A) Manager. Domini Social Investments LLC ("DSIL" or the "Manager") is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by the Manager consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Index Portfolio. For its services under the Management Agreement, the Manager receives from the Index Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%. Currently, DSIL is waiving its fee to the extent necessary to keep aggregate annual operating expenses of the Index Portfolio (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) at no greater than 0.20% of the average daily net assets of the Index Portfolio. This fee waiver is voluntary and may be reduced or terminated at any time.
  (B) Submanager. Mellon Equity provides investment submanagement services to the Index Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. Mellon Equity does not determine the composition of the Domini Social Index. Under the Submanagement Agreement, DSIL pays Mellon Equity an investment submanagement fee equal, on an annual basis, to 0.10% of the average daily net assets of the Portfolio.

  (C) Prior Advisory, Management, Sponsorship and Administrative
      Agreements. Prior to October 22, 1997, pursuant to an investment advisory agreement, KLD served as investment adviser to the Index Portfolio and furnished continuously an investment program by determining the stocks to be included in the Index. KLD received from the Index Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.025% of the Portfolio's average daily net assets. Additionally, prior to October 22, 1997, pursuant to a management agreement, Mellon Equity served as investment manager and managed the assets of the Portfolio on a daily basis. Prior to October 22, 1997, pursuant to a sponsorship agreement, KLD furnished administrative services for the Portfolio. KLD received from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.025% of the average daily net assets of the Portfolio for administrative services. Prior to November 6, 1996, pursuant to an administrative services agreement, Signature Broker-Dealer Services, Inc. served as the administrator of the Portfolio. Prior to October 22, 1997, management and administration fees with respect to the Portfolio were equal to 0.15% of the Index Portfolio's average daily net assets for its then current fiscal year.

NOTE 3--Investment Transactions
  Purchase and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended January 31, 1999 aggregated $227,916,978 and $56,957,056, respectively. Custody fees of the Portfolio were reduced by $139,159 which was compensation for uninvested cash left on deposit with the custodian. Cash balances could have been employed to earn additional income for the Portfolio.

--------------------------------------------------------------------------------

                                                              Semi-Annual Report

--------------------------------------------------------------------------------

INVESTMENT ADVISER (BALANCED FUND)
AND ADMINISTRATOR
Green Century Capital Management, Inc.
29 Temple Place
Boston, MA 02111
1-800-93-GREEN

INVESTMENT SUBADVISER (BALANCED FUND)
Winslow Management Company
24 Federal Street
Boston, MA 02110

INVESTMENT MANAGER (INDEX PORTFOLIO)
Domini Social Investments LLC
11 West 25th Street
New York, NY 10010

INVESTMENT SUBMANAGER (INDEX PORTFOLIO)
Mellon Equity Associates
500 Grant Street, Suite 3700
Pittsburgh, PA 15258-0001

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR AND DISTRIBUTOR
Sunstone Financial Group, Inc. (Subadministrator)
Sunstone Distribution Services, LLC (Distributor)
207 East Buffalo Street, Suite 400
Milwaukee, WI 53202

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street                                            January 31, 1999
Boston, MA 02116

TRANSFER AGENT
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, IN 46204-1806

COUNSEL TO GREEN CENTURY CAPITAL MANAGEMENT, INC.
Goulston & Storrs
400 Atlantic Avenue
Boston, MA 02110

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street                                                         Balanced
Boston, MA 02110                                                           Fund
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